Distribution Date:	04/18/22	UBS Commercial Mortgage Trust 2017-C2
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276CAA9	2.008000%	34,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276CAB7	3.032000%	77,613,000.00	15,947,978.04	15,947,978.04	40,295.22	0.00	0.00	15,988,273.26	0.00	0.00%	30.00%
A-SB	90276CAC5	3.264000%	46,089,000.00	46,089,000.00	0.00	125,362.08	0.00	0.00	125,362.08	46,089,000.00	34.74%	30.00%
A-3	90276CAD3	3.225000%	210,000,000.00	210,000,000.00	10,077,068.26	564,375.00	0.00	0.00	10,641,443.26	199,922,931.74	34.74%	30.00%
A-4	90276CAE1	3.487000%	260,524,000.00	260,524,000.00	0.00	757,039.32	0.00	0.00	757,039.32	260,524,000.00	34.74%	30.00%
A-S	90276CAH4	3.740000%	103,348,000.00	103,348,000.00	0.00	322,101.27	0.00	0.00	322,101.27	103,348,000.00	21.42%	18.50%
B	90276CAJ0	3.993000%	39,317,000.00	39,317,000.00	0.00	130,827.32	0.00	0.00	130,827.32	39,317,000.00	16.36%	14.13%
C	90276CAK7	4.295000%	32,667,000.00	32,667,000.00	0.00	116,920.64	0.00	0.00	116,920.64	32,667,000.00	12.15%	10.49%
D-RR	90276CAM3	4.543909%	14,514,000.00	14,514,000.00	0.00	54,958.58	0.00	0.00	54,958.58	14,514,000.00	10.28%	8.88%
E-RR	90276CAP6	4.543909%	8,987,000.00	8,987,000.00	0.00	34,030.09	0.00	0.00	34,030.09	8,987,000.00	9.12%	7.88%
F-RR	90276CAR2	4.543909%	16,850,000.00	16,850,000.00	0.00	63,804.06	0.00	0.00	63,804.06	16,850,000.00	6.95%	6.00%
G-RR	90276CAT8	4.543909%	16,850,000.00	16,850,000.00	0.00	63,804.06	0.00	0.00	63,804.06	16,850,000.00	4.78%	4.13%
H-RR	90276CAV3	4.543909%	8,987,000.00	8,987,000.00	0.00	34,030.09	0.00	0.00	34,030.09	8,987,000.00	3.62%	3.13%
NR-RR*	90276CAX9	4.543909%	28,084,591.00	28,084,591.00	0.00	78,411.06	0.00	0.00	78,411.06	28,084,591.00	0.00%	0.00%
Z	90276CAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276CBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			898,681,591.00	802,165,569.04	26,025,046.30	2,385,958.79	0.00	0.00	28,411,005.09	776,140,522.74

X-A	90276CAF8	1.193146%	629,077,000.00	532,560,978.04	0.00	529,518.99	0.00	0.00	529,518.99	506,535,931.74
X-B	90276CAG6	0.643771%	175,332,000.00	175,332,000.00	0.00	94,061.35	0.00	0.00	94,061.35	175,332,000.00
Notional SubTotal			804,409,000.00	707,892,978.04	0.00	623,580.34	0.00	0.00	623,580.34	681,867,931.74

Deal Distribution Total					26,025,046.30	3,009,539.13	0.00	0.00	29,034,585.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276CAB7	205.48075761	205.48075761	0.51918132	0.00000000	0.00000000	0.00000000	0.00000000	205.99993893	0.00000000
A-SB	90276CAC5	1,000.00000000	0.00000000	2.72000000	0.00000000	0.00000000	0.00000000	0.00000000	2.72000000	1,000.00000000
A-3	90276CAD3	1,000.00000000	47.98603933	2.68750000	0.00000000	0.00000000	0.00000000	0.00000000	50.67353933	952.01396067
A-4	90276CAE1	1,000.00000000	0.00000000	2.90583332	0.00000000	0.00000000	0.00000000	0.00000000	2.90583332	1,000.00000000
A-S	90276CAH4	1,000.00000000	0.00000000	3.11666670	0.00000000	0.00000000	0.00000000	0.00000000	3.11666670	1,000.00000000
B	90276CAJ0	1,000.00000000	0.00000000	3.32750006	0.00000000	0.00000000	0.00000000	0.00000000	3.32750006	1,000.00000000
C	90276CAK7	1,000.00000000	0.00000000	3.57916674	0.00000000	0.00000000	0.00000000	0.00000000	3.57916674	1,000.00000000
D-RR	90276CAM3	1,000.00000000	0.00000000	3.78659088	0.00000000	0.00000000	0.00000000	0.00000000	3.78659088	1,000.00000000
E-RR	90276CAP6	1,000.00000000	0.00000000	3.78659063	0.00000000	0.00000000	0.00000000	0.00000000	3.78659063	1,000.00000000
F-RR	90276CAR2	1,000.00000000	0.00000000	3.78659110	0.00000000	0.00000000	0.00000000	0.00000000	3.78659110	1,000.00000000
G-RR	90276CAT8	1,000.00000000	0.00000000	3.78659110	0.00000000	0.00000000	0.00000000	0.00000000	3.78659110	1,000.00000000
H-RR	90276CAV3	1,000.00000000	0.00000000	3.78659063	0.00000000	0.00000000	0.00000000	0.00000000	3.78659063	1,000.00000000
NR-RR	90276CAX9	1,000.00000000	0.00000000	2.79196019	0.99463083	23.13981108	0.00000000	0.00000000	2.79196019	1,000.00000000
Z	90276CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276CAF8	846.57518561	0.00000000	0.84173955	0.00000000	0.00000000	0.00000000	0.00000000	0.84173955	805.20497767
X-B	90276CAG6	1,000.00000000	0.00000000	0.53647566	0.00000000	0.00000000	0.00000000	0.00000000	0.53647566	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	40,295.22	0.00	40,295.22	0.00	0.00	0.00	40,295.22	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	125,362.08	0.00	125,362.08	0.00	0.00	0.00	125,362.08	0.00
A-3	03/01/22 - 03/30/22	30	0.00	564,375.00	0.00	564,375.00	0.00	0.00	0.00	564,375.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	757,039.32	0.00	757,039.32	0.00	0.00	0.00	757,039.32	0.00
X-A	03/01/22 - 03/30/22	30	0.00	529,518.99	0.00	529,518.99	0.00	0.00	0.00	529,518.99	0.00
X-B	03/01/22 - 03/30/22	30	0.00	94,061.35	0.00	94,061.35	0.00	0.00	0.00	94,061.35	0.00
A-S	03/01/22 - 03/30/22	30	0.00	322,101.27	0.00	322,101.27	0.00	0.00	0.00	322,101.27	0.00
B	03/01/22 - 03/30/22	30	0.00	130,827.32	0.00	130,827.32	0.00	0.00	0.00	130,827.32	0.00
C	03/01/22 - 03/30/22	30	0.00	116,920.64	0.00	116,920.64	0.00	0.00	0.00	116,920.64	0.00
D-RR	03/01/22 - 03/30/22	30	0.00	54,958.58	0.00	54,958.58	0.00	0.00	0.00	54,958.58	0.00
E-RR	03/01/22 - 03/30/22	30	0.00	34,030.09	0.00	34,030.09	0.00	0.00	0.00	34,030.09	0.00
F-RR	03/01/22 - 03/30/22	30	0.00	63,804.06	0.00	63,804.06	0.00	0.00	0.00	63,804.06	0.00
G-RR	03/01/22 - 03/30/22	30	0.00	63,804.06	0.00	63,804.06	0.00	0.00	0.00	63,804.06	0.00
H-RR	03/01/22 - 03/30/22	30	0.00	34,030.09	0.00	34,030.09	0.00	0.00	0.00	34,030.09	0.00
NR-RR	03/01/22 - 03/30/22	30	619,592.19	106,344.86	0.00	106,344.86	27,933.80	0.00	0.00	78,411.06	649,872.13
Totals			619,592.19	3,037,472.93	0.00	3,037,472.93	27,933.80	0.00	0.00	3,009,539.13	649,872.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	29,034,585.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,048,608.50	Master Servicing Fee	4,168.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,187.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.38
ARD Interest	0.00	Operating Advisor Fee	1,047.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	386.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,048,608.50	Total Fees	11,135.40

Principal		Expenses/Reimbursements
Scheduled Principal	717,778.95	Reimbursement for Interest on Advances	7,518.81
Unscheduled Principal Collections		ASER Amount	5,366.44
Principal Prepayments	25,307,267.35	Special Servicing Fees (Monthly)	15,048.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,025,046.30	Total Expenses/Reimbursements	27,933.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,009,539.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	26,025,046.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	29,034,585.43
Total Funds Collected	29,073,654.80	Total Funds Distributed	29,073,654.63

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	802,165,569.58	802,165,569.58	Beginning Certificate Balance	802,165,569.04
(-) Scheduled Principal Collections	717,778.95	717,778.95	(-) Principal Distributions	26,025,046.30
(-) Unscheduled Principal Collections	25,307,267.35	25,307,267.35	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	776,140,523.28	776,140,523.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	802,423,371.35	802,423,371.35	Ending Certificate Balance	776,140,522.74
Ending Actual Collateral Balance	776,374,567.88	776,374,567.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.54)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP
5,000,000 or less	9	31,698,076.41	4.08%	63	4.8478	1.416749	1.40 or less	18	179,969,240.56	23.19%	62	4.8477	1.054579
5,000,001 to 10,000,000	19	131,995,555.24	17.01%	58	4.6510	1.718486	1.41 to 1.50	4	19,980,063.71	2.57%	63	4.8858	1.467006
10,000,001 to 15,000,000	14	177,204,498.67	22.83%	62	4.7578	1.563168	1.51 to 1.60	11	161,592,936.18	20.82%	63	4.7134	1.536212
15,000,001 to 20,000,000	3	57,139,667.75	7.36%	63	4.2976	1.866804	1.61 to 1.70	5	78,508,829.95	10.12%	63	4.9044	1.642759
20,000,001 to 25,000,000	3	68,794,805.44	8.86%	64	4.8020	1.404042	1.71 to 1.80	1	1,728,579.58	0.22%	62	5.5500	1.800000
25,000,001 to 30,000,000	2	59,711,685.49	7.69%	62	3.8629	2.178211	1.81 to 1.90	1	32,400,000.00	4.17%	63	4.5300	1.850000
30,000,001 to 35,000,000	3	98,400,000.00	12.68%	62	3.8640	2.320122	1.91 to 2.00	1	12,121,182.50	1.56%	63	4.5300	1.920000
35,000,001 to 40,000,000	2	76,821,250.00	9.90%	32	3.1173	3.744448	2.01 to 2.25	4	24,787,961.64	3.19%	63	4.9799	2.093874
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	41,100,000.00	5.30%	62	3.7893	2.341144
45,000,001 or greater	1	48,737,012.35	6.28%	63	4.9500	1.550000	2.51 or greater	9	198,313,757.23	25.55%	48	3.3836	3.241317
Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591	Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	25,637,971.93	3.30%	63	4.9182	NAP	Virginia	2	1,308,316.19	0.17%	62	4.4860	1.530000
Alabama	1	1,017,388.16	0.13%	64	5.1717	1.300000	Washington	2	2,026,191.00	0.26%	62	4.4860	1.530000
Arizona	4	12,520,647.51	1.61%	63	4.7117	1.608080	Wisconsin	5	11,352,379.49	1.46%	63	4.9744	1.621638
Arkansas	2	4,391,874.31	0.57%	64	4.8582	1.084193	Wyoming	2	2,650,341.27	0.34%	64	4.9395	1.648908
California	17	139,251,497.91	17.94%	63	4.2654	2.321667	Totals	171	776,140,523.28	100.00%	59	4.3862	1.967591
Connecticut	2	2,634,097.46	0.34%	64	4.9468	1.650810
									Property Type³
Florida	21	102,865,890.57	13.25%	63	4.9441	1.747049
Georgia	4	6,478,557.05	0.83%	63	5.1867	0.854890		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	16,485,038.94	2.12%	62	4.4168	1.393335		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	2,642,119.10	0.34%	62	4.4860	1.530000	Defeased	5	25,637,971.93	3.30%	63	4.9182	NAP
Kentucky	2	8,237,412.12	1.06%	63	4.8190	1.511702	Industrial	7	61,177,680.70	7.88%	63	4.4497	1.471649
Maryland	3	15,210,719.43	1.96%	63	4.5288	1.841600	Lodging	80	163,715,319.50	21.09%	62	4.7700	1.560949
Michigan	7	34,802,304.48	4.48%	62	4.6745	1.250779	Mixed Use	6	100,693,227.92	12.97%	63	4.0374	2.113374
Minnesota	2	801,079.76	0.10%	62	4.4860	1.530000	Mobile Home Park	5	25,934,517.62	3.34%	63	4.7025	1.321587
Missouri	2	13,384,521.45	1.72%	58	4.5988	0.845559	Multi-Family	22	151,500,509.10	19.52%	44	4.1214	2.223662
Montana	1	1,014,748.30	0.13%	64	5.0200	1.670000	Office	5	84,326,607.44	10.86%	62	3.8209	2.343268
New Jersey	3	12,178,060.47	1.57%	63	4.7471	1.712980	Other	7	21,128,750.82	2.72%	64	5.0200	1.670000
New York	12	223,583,565.10	28.81%	49	3.6502	2.580485	Retail	32	135,680,065.71	17.48%	62	4.5219	2.230054
North Carolina	5	17,145,098.71	2.21%	64	4.5934	2.343268	Self Storage	2	6,345,872.62	0.82%	62	4.7839	1.348190
Ohio	7	21,289,697.24	2.74%	63	5.0753	1.142735	Totals	171	776,140,523.28	100.00%	59	4.3862	1.967591
Oklahoma	3	5,890,515.32	0.76%	59	5.7832	0.892349
Oregon	1	858,051.54	0.11%	62	4.4860	1.530000
Pennsylvania	4	24,989,577.29	3.22%	64	4.5944	0.969184
South Carolina	7	7,651,826.61	0.99%	64	5.0706	1.310617
Texas	35	57,841,034.66	7.45%	62	4.8491	1.351745

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP
	4.500% or less	17	332,128,350.66	42.79%	53	3.7053	2.595192	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	26	313,223,321.71	40.36%	63	4.7806	1.499908	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	11	98,056,454.21	12.63%	63	5.1894	1.369132	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	7,094,424.77	0.91%	60	5.8223	1.066344	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591	49 months or greater	56	750,502,551.35	96.70%	59	4.3680	1.963432
								Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP
	60 months or less	6	88,312,393.21	11.38%	27	3.6521	2.481282	Interest Only	12	269,628,750.82	34.74%	51	3.6154	2.813016
61 months to 115 months		50	662,190,158.14	85.32%	63	4.4635	1.894369	299 months or less	10	93,878,791.68	12.10%	62	4.7612	1.431710
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	34	386,995,008.85	49.86%	63	4.7970	1.500493
	Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	25,637,971.93	3.30%	63	4.9182	NAP				None
Underwriter's Information		5	118,278,261.68	15.24%	63	4.9196	1.488245
	12 months or less	48	576,596,808.20	74.29%	57	4.3042	1.913413
	13 months to 24 months	3	55,627,481.47	7.17%	62	3.8567	3.492262
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	776,140,523.28	100.00%	59	4.3862	1.967591
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2C22A	30312902	MU	New York	NY	Actual/360	3.430%	59,072.22	0.00	0.00	N/A	06/09/27	--	20,000,000.00	20,000,000.00	04/09/22
1A2C3	30312863	MU	New York	NY	Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	04/09/22
2A1	30298813	MF	New York	NY	Actual/360	2.620%	90,244.44	0.00	0.00	N/A	08/06/22	--	40,000,000.00	40,000,000.00	04/06/22
2A5	30298835	MF	New York	NY	Actual/360	2.620%	22,561.11	0.00	0.00	N/A	08/06/22	--	10,000,000.00	10,000,000.00	04/06/22
3	30312864	MF	Various	FL	Actual/360	4.950%	207,992.54	58,892.46	0.00	N/A	07/01/27	--	48,795,904.81	48,737,012.35	04/01/22
4A33	30312869	RT	Torrance	CA	Actual/360	3.658%	115,969.04	0.00	0.00	N/A	06/01/27	--	36,821,250.00	36,821,250.00	04/01/22
4B33	30312868	RT	Torrance	CA	Actual/360	3.658%	25,759.09	0.00	0.00	N/A	06/01/27	--	8,178,750.00	8,178,750.00	04/01/22
5A11	30312654	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	04/01/22
5A12	30312655	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	04/01/22
5A13B	30298849	LO	Various	Various	Actual/360	4.486%	28,972.08	0.00	0.00	N/A	06/01/27	--	7,500,000.00	7,500,000.00	04/01/22
6	30312870	OF	New York	NY	Actual/360	3.413%	99,911.30	0.00	0.00	N/A	06/05/27	--	34,000,000.00	34,000,000.00	04/05/22
7	30298718	LO	Various	Various	Actual/360	4.530%	126,387.00	0.00	0.00	N/A	07/06/27	--	32,400,000.00	32,400,000.00	04/06/22
8	30312871	IN	Milpitas	CA	Actual/360	4.300%	110,201.41	50,136.94	0.00	N/A	07/06/27	--	29,761,822.43	29,711,685.49	04/06/22
9	30312872	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	04/01/22
12	30312877	MU	Philadelphia	PA	Actual/360	4.600%	94,229.63	35,213.07	0.00	N/A	08/01/27	--	23,788,686.44	23,753,473.37	04/01/22
13	30312878	LO	San Luis Obispo	CA	Actual/360	4.810%	99,175.97	31,721.31	0.00	N/A	08/01/27	--	23,944,302.56	23,912,581.25	04/01/22
14	30298479	98	Various	Various	Actual/360	5.020%	91,334.89	0.00	0.00	N/A	08/05/27	--	21,128,750.82	21,128,750.82	04/05/22
15	30312879	IN	Various	Various	Actual/360	4.410%	75,444.88	29,838.99	0.00	N/A	06/01/27	--	19,866,986.96	19,837,147.97	04/01/22
16	30312880	RT	Various	Various	Actual/360	5.172%	77,164.94	24,644.76	0.00	N/A	08/06/27	--	17,327,164.54	17,302,519.78	04/06/22
17	30298739	MH	Bakersfield	CA	Actual/360	4.660%	59,291.24	23,303.69	0.00	N/A	07/06/27	--	14,776,560.60	14,753,256.91	04/06/22
18	30312881	MH	Highlands	TX	Actual/360	5.940%	74,394.65	14,544,407.92	0.00	N/A	06/01/22	--	14,544,407.92	0.00	04/01/22
19	30298767	OF	Amherst	NY	Actual/360	4.726%	57,404.45	19,013.18	0.00	N/A	08/06/27	--	14,105,635.69	14,086,622.51	04/06/22
20	30312882	RT	Monticello	NY	Actual/360	4.950%	58,129.25	18,199.86	0.00	N/A	02/01/27	--	13,637,361.11	13,619,161.25	04/01/22
21	30312883	RT	Lansing	MI	Actual/360	4.710%	54,086.90	17,048.85	0.00	N/A	06/06/27	--	13,335,581.77	13,318,532.92	04/06/22
22	30298714	MF	Greensboro	NC	Actual/360	4.430%	47,475.47	20,366.70	0.00	N/A	08/05/27	--	12,445,327.89	12,424,961.19	04/05/22
23	30312884	LO	St. Augustine	FL	Actual/360	4.530%	47,359.22	19,612.30	0.00	N/A	07/06/27	--	12,140,794.80	12,121,182.50	04/06/22
24	30298684	LO	Maitland	FL	Actual/360	5.353%	54,102.71	24,591.47	0.00	N/A	07/06/27	--	11,737,148.80	11,712,557.33	04/06/22
25	30298725	IN	Geddes	NY	Actual/360	4.900%	49,177.25	26,063.97	0.00	N/A	07/06/27	--	11,654,911.21	11,628,847.24	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30298637	MF	Detroit	MI	Actual/360	4.850%	47,415.48	17,385.08	0.00	N/A	06/06/27	--	11,353,223.55	11,335,838.47	04/06/22
27	30312885	Various Various		TX	Actual/360	5.110%	49,672.04	15,555.69	0.00	N/A	03/01/27	--	11,288,386.45	11,272,830.76	04/01/22
28	30298710	RT	Mount Vernon	WA	Actual/360	4.290%	39,885.06	10,796,767.12	0.00	N/A	07/06/22	--	10,796,767.12	0.00	04/06/22
29	30312886	MF	Pasadena	TX	Actual/360	4.700%	43,070.46	14,498.34	0.00	N/A	07/06/27	--	10,641,979.81	10,627,481.47	04/06/22
30	30312887	MU	Kettering	OH	Actual/360	4.940%	43,885.68	13,375.78	0.00	N/A	07/06/27	--	10,316,601.90	10,303,226.12	04/06/22
31	30298663	RT	Pensacola	FL	Actual/360	4.891%	40,973.46	14,692.23	0.00	N/A	07/06/27	--	9,729,493.18	9,714,800.95	04/06/22
32	30298800	MU	Carlsbad	CA	Actual/360	4.211%	32,997.86	0.00	0.00	N/A	08/06/27	--	9,100,000.00	9,100,000.00	04/06/22
33	30297710	LO	Maryland Heights	MO	Actual/360	4.320%	30,015.98	14,256.17	0.00	N/A	10/05/26	--	8,068,812.18	8,054,556.01	04/05/22
34	30298628	MU	Louisville	KY	Actual/360	4.850%	31,520.14	10,695.21	0.00	N/A	07/05/27	--	7,547,223.64	7,536,528.43	04/05/22
35	30312888	IN	Beaverton	OR	Actual/360	4.160%	27,762.22	0.00	0.00	N/A	06/01/27	--	7,750,000.00	7,750,000.00	04/01/22
36	30298784	LO	Jacksonville Beach	FL	Actual/360	4.770%	28,361.11	15,627.44	0.00	N/A	08/06/27	--	6,904,423.48	6,888,796.04	04/06/22
37	30298789	MF	Sherman	TX	Actual/360	5.000%	30,011.69	10,249.93	0.00	N/A	08/06/27	--	6,970,457.22	6,960,207.29	04/06/22
38	30298758	LO	Atlanta	GA	Actual/360	5.639%	31,921.11	13,204.06	0.00	N/A	07/06/27	--	6,573,802.22	6,560,598.16	04/06/22
39	30298737	RT	Grand Prairie	TX	Actual/360	5.005%	28,400.47	9,735.56	0.00	N/A	07/06/27	--	6,589,648.54	6,579,912.98	04/06/22
40	30312889	LO	Saint Augustine	FL	Actual/360	4.918%	27,003.35	8,191.58	0.00	N/A	08/01/27	--	6,376,773.43	6,368,581.85	04/01/22
41	30298611	LO	Reynoldsburg	OH	Actual/360	5.492%	28,939.65	12,479.01	0.00	N/A	08/05/27	--	6,119,325.72	6,106,846.71	05/05/21
42	30312891	MF	Baytown	TX	Actual/360	4.850%	23,663.65	12,761.02	0.00	N/A	07/06/27	--	5,666,055.23	5,653,294.21	04/06/22
43	30312892	MH	Various	Various	Actual/360	5.080%	26,501.46	7,626.99	0.00	N/A	07/06/27	--	6,058,245.44	6,050,618.45	04/06/22
44	30312893	MF	Orlando	FL	Actual/360	5.200%	25,836.43	8,208.44	0.00	N/A	07/06/27	--	5,769,922.56	5,761,714.12	04/06/22
45	30298738	MH	Yuma	AZ	Actual/360	4.560%	22,087.10	9,037.46	0.00	N/A	07/06/27	--	5,625,267.83	5,616,230.37	04/06/22
46	30312894	LO	Vestal	NY	Actual/360	5.450%	26,293.56	7,585.79	0.00	N/A	07/06/27	--	5,602,653.40	5,595,067.61	04/06/21
47	30298785	RT	El Centro	CA	Actual/360	5.272%	24,774.52	7,609.88	0.00	N/A	08/06/27	--	5,457,003.02	5,449,393.14	04/06/22
48	30312895	MH	Various	WI	Actual/360	4.960%	23,799.59	7,194.43	0.00	N/A	07/06/27	--	5,572,224.77	5,565,030.34	04/06/22
49	30312896	LO	Tulsa	OK	Actual/360	5.910%	27,342.29	6,799.86	0.00	N/A	03/06/27	--	5,372,645.05	5,365,845.19	04/06/22
50	30312897	MF	Montgomery	AL	Actual/360	4.950%	22,521.31	6,836.04	0.00	N/A	07/06/27	--	5,283,591.36	5,276,755.32	04/06/22
51	30312898	LO	Fayetteville	AR	Actual/360	4.870%	17,889.46	9,519.99	0.00	N/A	08/01/27	--	4,265,883.45	4,256,363.46	04/01/22
52	30298759	RT	Walker	MI	Actual/360	4.106%	15,912.30	0.00	0.00	07/06/27	06/30/32	--	4,500,000.00	4,500,000.00	04/06/22
53	30312899	SS	Huffman	TX	Actual/360	4.690%	16,739.00	5,692.00	0.00	N/A	06/06/27	--	4,144,742.16	4,139,050.16	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
54	30298721	RT	Phoenix	AZ	Actual/360	4.825%	16,769.12	5,330.34	0.00	N/A	08/05/27	--	4,036,023.57	4,030,693.23	04/05/22
55	30298589	OF	Eatontown	NJ	Actual/360	5.250%	16,813.86	5,274.29	0.00	N/A	06/06/27	--	3,719,193.78	3,713,919.49	04/06/22
56	30298651	RT	Canton	MI	Actual/360	4.800%	15,274.40	5,712.21	0.00	N/A	06/06/27	--	3,695,418.77	3,689,706.56	04/06/22
57	30312900	LO	Brunswick	GA	Actual/360	5.200%	15,393.99	4,923.11	0.00	N/A	06/06/27	--	3,437,864.58	3,432,941.47	04/06/22
58	30312901	SS	Nogales	AZ	Actual/360	4.960%	9,437.77	2,852.96	0.00	N/A	07/06/27	--	2,209,675.42	2,206,822.46	04/06/22
59	30298591	RT	Columbus	OH	Actual/360	5.550%	8,272.22	2,312.82	0.00	N/A	06/06/27	--	1,730,892.40	1,728,579.58	04/06/22
Totals							3,048,608.50	26,025,046.30	0.00				802,165,569.58	776,140,523.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C22A	176,389,397.20	176,602,683.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C3	176,389,397.20	176,602,683.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	13,002,413.19	11,348,588.28	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	13,002,413.19	11,348,588.28	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,886,610.00	9,355,308.16	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A33	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B33	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A11	24,051,540.35	46,267,056.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A12	24,051,540.35	46,267,056.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	24,051,540.35	46,267,056.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	30,777,318.00	17,918,702.94	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,952,503.92	5,008,173.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,862,640.99	2,967,519.68	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	108,976,856.50	100,345,546.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	691,711.02	1,670,003.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	629,864.79	3,040,674.92	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	04/11/22	0.00	76,896.68	330,990.00	330,990.00	0.00	0.00
15	2,127,894.79	2,182,432.11	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,618,466.00	1,524,853.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,494,169.82	1,170,636.15	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,023,549.12	1,125,339.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,725,868.92	1,677,065.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,186,512.17	1,567,989.88	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,181,561.47	974,841.29	01/01/21	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,098,810.24	2,320,929.21	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,001,486.09	1,743,595.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(501,013.55)	2,342,387.30	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,727,479.20	1,490,355.78	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	964,709.34	930,925.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,343,584.00	2,640,151.87	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,281,376.40	1,359,381.26	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	961,658.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,063,979.46	1,169,379.15	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,014,130.05	951,892.48	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	936,217.00	936,187.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(119,063.46)	251,206.12	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,059,974.26	921,383.31	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	601,662.59	1,603,984.98	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	860,720.76	768,685.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	743,943.00	849,929.96	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	498,086.40	976,861.82	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	177,099.57	125,748.72	01/01/21	12/31/21	04/11/22	1,135,773.96	43,218.69	35,970.12	412,102.59	136,024.53	0.00
42	499,024.70	551,820.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	684,667.28	716,311.02	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	644,592.01	562,015.18	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	(166,121.02)	516,690.58	01/01/21	12/31/21	04/11/22	0.00	0.00	33,804.18	406,265.92	0.00	0.00
47	400,033.68	309,899.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	564,604.83	590,694.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	119,680.40	405,906.60	10/01/20	09/30/21	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	160,871.09	405,885.08	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	416,672.04	414,068.31	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	255,198.85	271,941.36	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	420,684.59	428,661.03	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	357,041.44	443,319.08	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	229,998.77	399,158.52	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	195,900.22	163,037.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	268,021.23	306,725.25	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	137,733.84	245,533.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	749,726,418.29	693,347,453.08				1,135,773.96	120,115.37	400,764.31	1,149,358.51	136,024.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	30312881	14,526,469.31	Payoff Prior to Maturity	0.00	0.00
28	30298710	10,780,798.04	Payoff Prior to Maturity	0.00	0.00
Totals		25,307,267.35		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	2	11,701,914.32	0	0.00	0	0.00	0	0.00	0	0.00	2	25,307,267.35	4.386186%	4.370048%	59
03/17/22	0	0.00	0	0.00	3	17,094,624.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413452%	4.397331%	58
02/17/22	0	0.00	0	0.00	3	17,129,329.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413963%	4.397841%	59
01/18/22	0	0.00	1	5,388,765.54	2	11,767,133.20	0	0.00	0	0.00	0	0.00	1	2,871,249.18	0	0.00	4.414355%	4.398232%	60
12/17/21	3	41,131,932.26	0	0.00	2	11,786,891.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416897%	4.400781%	61
11/18/21	0	0.00	0	0.00	3	17,211,326.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417319%	4.401202%	62
10/18/21	0	0.00	0	0.00	4	41,237,503.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417700%	4.401582%	63
09/17/21	0	0.00	1	5,417,056.79	3	35,849,175.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418117%	4.401997%	64
08/17/21	0	0.00	1	24,000,000.00	3	17,292,146.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418493%	4.402372%	65
07/16/21	0	0.00	1	24,000,000.00	3	17,317,936.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418867%	4.402745%	66
06/17/21	0	0.00	1	24,000,000.00	3	17,346,293.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419277%	4.403154%	67
05/17/21	0	0.00	0	0.00	4	41,371,824.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419646%	4.403521%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	30298611	05/05/21	10	6	35,970.12	412,102.59	318,486.02	6,246,385.24	11/06/20	2
46	30312894	04/06/21	11	6	33,804.18	406,265.92	5,000.00	5,689,573.68	07/21/20	1
Totals					69,774.31	818,368.51	323,486.02	11,935,958.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		50,000,000	50,000,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		38,312,393	38,312,393	0		0
> 60 Months		687,828,130	676,126,216	11,701,914		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	776,140,523	764,438,609	0	0	11,701,914	0
Mar-22	802,165,570	785,070,945	0	0	17,094,624	0
Feb-22	803,074,448	785,945,119	0	0	17,129,329	0
Jan-22	803,785,433	786,629,535	0	5,388,766	11,767,133	0
Dec-21	807,364,701	754,445,877	41,131,932	0	11,786,892	0
Nov-21	808,134,759	790,923,433	0	0	17,211,326	0
Oct-21	808,836,609	767,599,106	0	0	41,237,503	0
Sep-21	809,600,722	768,334,489	0	5,417,057	35,849,176	0
Aug-21	810,296,454	769,004,307	0	24,000,000	17,292,147	0
Jul-21	810,989,284	769,671,347	0	24,000,000	17,317,937	0
Jun-21	811,744,702	770,398,409	0	24,000,000	17,346,293	0
May-21	812,431,489	771,059,665	0	0	41,371,824	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30312872	32,000,000.00	32,000,000.00	2,210,000,000.00	04/01/17	94,379,960.21	2.35000	09/30/21	06/01/27	I/O
14	30298479	21,128,750.82	21,128,750.82		--	5,305,306.98	1.67000	--	08/05/27	I/O
41	30298611	6,106,846.71	6,246,385.24	6,400,000.00	02/19/21	44,861.73	0.09000	12/31/21	08/05/27	243
46	30312894	5,595,067.61	5,689,573.68	7,700,000.00	02/02/22	427,053.90	1.05000	12/31/21	07/06/27	302
49	30312896	5,365,845.19	5,365,845.19	7,300,000.00	10/27/20	338,538.12	0.83000	09/30/21	03/06/27	298
Totals		70,196,510.33	70,430,554.93	2,231,400,000.00		100,495,720.94

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30312872	OF	NY	11/02/21	3

4/10/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approve d a change in the property manager which took place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt se rvice & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of their BK schedules but has indicated they plan to seek an extension of the period of exclusivity.

14	30298479	98	Various	06/06/19	3

4/5/2022: The loan is part of a 3 loan pari passu relationship. The notes transferred to Special Servicing 6/6/19 due to payment default. The borrower filed Chapter 11 Bankruptcy on 7/22/2019. The court confirmed the creditor’s liquidating plan on

9/8/21. The debtor turned over the DIP account funds to Midland and tenants are submitting rent payments to the lockbox account. The loan is secured by the borrower’s leased fee interest in the land underneath 7 hotels. The leasehold control of the hotels has tr ansitioned to the leasehold lenders. The Cromwell property was sold on 10/18/21 and the Albany property was sold on 11/29/21. The marketing of the remaining 5 properties was launched in December 2021 pursuant to the

	confirmed BK plan. A buyer has been sel ected for the note and the loan sale agreement is being negotiated.
41	30298611	LO	OH	11/06/20	2

4/5/2022 - The subject property was transferred to Special Servicing on 8/5/2020 due to payment default. The collateral consists of a Marriot flagged Fairfield Inn - Columbus. The hotel is a 3-story building with 83 keys and includes meeting space, indo or pool, fitness center and guest pantry. The loan is being dual tracked as counsel has been engaged and the Special Servicer continues to work with the Borrower on a possible modification. A Receiver was placed at the property

	on January 31,2021.

46	30312894	LO	NY	07/21/20	1

2/28/2028 - Loan transferred to special servicing 7/21/20 due to imminent default when master servicer received notice that borrower would not be able to meet payment obligations until hotel operations stabilize. 90-day forbearance expired in

	June, 2020, and borrower failed to make 7/6/20 payment. Revised borrower modification proposal under review; in parallel path, counsel preparing foreclosure filing and appointment of receiver.

49	30312896	LO	OK	06/22/20	1

4/5/22 - The loan is backed by collateral consisting of 122-key Courtyard by Marriott flagged hotel located in Tulsa, OK. Special Servicer is working through the foreclosure process and attempting to place a receiver in the property. Special

	Servicer an d Borrower have come to a loan modification agreement. This deal will be returned to the Master servicer after three timely payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	11/30/20
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/30/20	11/12/20	11/10/20
5A11	30312654	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A12	30312655	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A13B	30298849	7,500,000.00	4.48600%	7,500,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
7	30298718	32,400,000.00	4.53000%	32,400,000.00	4.53000%	8	06/02/20	06/05/20	06/08/20
7	30298718	0.00	4.53000%	0.00	4.53000%	8	06/08/20	06/05/20	06/02/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/20/20	06/01/20	07/29/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/29/20	06/01/20	07/20/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	08/28/20	07/31/20	09/29/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	09/29/20	07/31/20	08/28/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/15/20	06/08/20	07/22/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/22/20	06/08/20	07/15/20
24	30298684	12,296,165.61	5.35300%	12,296,165.61	5.35300%	10	04/27/20	05/06/20	05/01/20
24	30298684	0.00	5.35300%	0.00	5.35300%	8	05/01/20	05/06/20	04/27/20
33	30297710	8,395,670.95	4.32000%	8,395,670.95	4.32000%	10	05/04/20	05/05/20	05/11/20
33	30297710	0.00	4.32000%	0.00	4.32000%	8	05/11/20	05/05/20	05/04/20
39	30298737	6,804,998.86	5.00500%	6,804,998.86	5.00500%	8	06/01/20	05/06/20	06/05/20
39	30298737	0.00	5.00500%	0.00	5.00500%	8	06/05/20	05/06/20	06/01/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/05/20	04/06/20	06/11/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/11/20	04/06/20	06/05/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/02/20	06/05/20	10/15/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/15/20	06/05/20	10/02/20
Totals		97,396,835.42		97,396,835.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	4,548.55	0.00	0.00	0.00	0.00	0.00	6,632.11	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.18	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22.80)	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	23.23	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	5,366.44	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	874.23	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.86	0.00	0.00	0.00
Total	0.00	0.00	15,048.55	0.00	0.00	5,366.44	0.00	0.00	7,518.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		27,933.80

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29